UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07261

        Credit Suisse Trust
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Trust — Emerging Markets Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (89.8%)
Argentina (1.0%)
Diversified Telecommunication Services (0.5%)
Telecom Argentina SA ADR*§	52,700	$680,357

Oil & Gas (0.5%)
Repsol YPF SA ADR	24,500	791,595

TOTAL ARGENTINA		1,471,952

Brazil (5.0%)
Banks (0.8%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	24,100	1,267,660

Beverages (0.1%)
Companhia de Bebidas das Americas ADR	4,640	139,200

Diversified Telecommunication Services (1.3%)
Brasil Telecom Participacoes SA	30,400,000	451,557
Brasil Telecom Participacoes SA ADR§	8,900	378,517
Tele Norte Leste Participacoes SA	12,505	284,812
Tele Norte Leste Participacoes SA ADR§	56,000	925,680

		2,040,566

Electric Utilities (0.5%)
Obrascon Huarte Lain Brasil SA*	66,600	692,485

Oil & Gas (2.3%)
Petroleo Brasileiro SA - Petrobras ADR§	54,400	3,468,000

TOTAL BRAZIL		7,607,911

Chile (1.5%)
Banks (0.3%)
Banco Santander Chile SA ADR	11,600	508,892

Beverages (0.4%)
Compania Cervecerias Unidas SA ADR§	25,500	661,470

Diversified Telecommunication Services (0.4%)
Compania de Telecomunicaciones de Chile SA ADR§	50,200	544,670

Electric Utilities (0.4%)
Enersis SA ADR	51,600	590,304

TOTAL CHILE		2,305,336

China (3.9%)
Airlines (0.4%)
Air China, Ltd. Series H	1,710,000	531,350

	Number of
	Shares	Value

COMMON STOCKS
Communications Equipment (0.7%)
ZTE Corp. Series H	315,400	$1,028,398

Insurance (1.0%)
China Life Insurance Company, Ltd. Series H*	2,051,000	1,584,104

Machinery (0.5%)
Shanghai Electric Group Company, Ltd. Series H*	2,032,000	687,571

Oil & Gas (0.7%)
China Petroleum & Chemical Corp. Series H	2,378,000	1,084,709

Textiles & Apparel (0.6%)
Ports Design, Ltd.	805,000	915,265

TOTAL CHINA		5,831,397

Colombia (0.6%)
Banks (0.6%)
Bancolombia SA ADR§	39,600	869,220

TOTAL COLOMBIA		869,220

Egypt (0.5%)
Wireless Telecommunication Services (0.5%)
Orascom Telecom Holding SAE	7,700	750,053

TOTAL EGYPT		750,053

Hong Kong (2.8%)
Internet Software & Services (0.6%)
Tencent Holdings, Ltd.	750,000	915,765

Oil & Gas (0.7%)
CNOOC, Ltd.	1,363,000	980,723

Wireless Telecommunication Services (1.5%)
China Mobile (Hong Kong), Ltd.	472,000	2,324,366

TOTAL HONG KONG		4,220,854

Hungary (1.2%)
Banks (0.8%)
OTP Bank Rt.	29,900	1,179,653

Oil & Gas (0.4%)
MOL Magyar Olaj-es Gazipari Rt.	5,000	554,996

TOTAL HUNGARY		1,734,649

India (5.3%)
Chemicals (0.8%)
Reliance Industries, Ltd. GDR Rule 144A‡	35,000	1,260,700

Diversified Financials (0.5%)
ICICI Bank, Ltd. ADR	26,500	748,625

	Number of
	Shares	Value

COMMON STOCKS
Diversified Telecommunication Services (1.3%)
Bharti Tele-Ventures, Ltd.*	240,500	$1,910,164

Electric Utilities (0.6%)
National Thermal Power Corporation, Ltd.	358,400	862,783

Electrical Equipment (0.6%)
Bharat Heavy Electricals, Ltd.	34,300	954,346

Gas Utilities (0.5%)
Gail India, Ltd.	114,700	688,778

IT Consulting & Services (1.0%)
Infosys Technologies, Ltd. ADR§	11,100	824,508
Tata Consultancy Services, Ltd.	22,622	762,895

		1,587,403

TOTAL INDIA		8,012,799

Indonesia (0.7%)
Wireless Telecommunication Services (0.7%)
PT Telekomunikasi Indonesia	1,994,500	1,039,547

TOTAL INDONESIA		1,039,547

Israel (3.2%)
Banks (0.6%)
Bank Hapoalim, Ltd.	253,700	986,765

Electronic Equipment & Instruments (0.5%)
Orbotech, Ltd.*	30,500	763,110

Insurance (0.5%)
Harel Insurance Investments, Ltd.	16,800	787,004

Internet Software & Services (0.7%)
Check Point Software Technologies, Ltd.*	43,900	1,067,648

Pharmaceuticals (0.9%)
Teva Pharmaceutical Industries, Ltd. ADR§	39,000	1,303,380

TOTAL ISRAEL		4,907,907

Malaysia (2.3%)
Banks (1.7%)
Commerce Asset-Holding Berhad	717,800	1,066,901
Public Bank Berhad	821,500	1,471,246

		2,538,147

Diversified Telecommunication Services (0.6%)
Telekom Malaysia Berhad	356,400	984,542

TOTAL MALAYSIA		3,522,689

Mexico (7.2%)
Beverages (0.6%)
Fomento Economico Mexicano SA de CV ADR§	12,777	893,368

Construction Materials (0.9%)
Cemex SA de CV ADR	24,881	1,301,276

	Number of
	Shares	Value

COMMON STOCKS
Diversified Telecommunication Services (0.6%)
Telefonos de Mexico SA de CV ADR§	39,800	$846,546

Food Products (0.8%)
Gruma SA Series B	267,300	687,854
Grupo Bimbo SA de CV Series A	169,200	549,322

		1,237,176

Household Durables (0.6%)
Consorcio ARA SA de CV	230,400	873,856

Media (0.6%)
Grupo Televisa SA ADR	13,500	968,085

Metals & Mining (0.4%)
Grupo Mexico SA de CV Series B	286,050	562,092

Multiline Retail (0.5%)
Wal-Mart de Mexico SA de CV Series V	161,082	817,834

Real Estate (0.5%)
Urbi Desarrollos Urbanos SA de CV*	107,424	797,039

Wireless Telecommunication Services (1.7%)
America Movil SA de CV ADR Series L	83,874	2,207,564
America Telecom SA de CV Class A1*	101,700	421,563

		2,629,127

TOTAL MEXICO		10,926,399

Oman (0.6%)
Banks (0.6%)
Bank Muscat SAOG GDR Rule 144A*‡	39,200	931,000

TOTAL OMAN		931,000

Peru (0.3%)
Banks (0.3%)
Credicorp, Ltd.	17,500	499,975

TOTAL PERU		499,975

Russia (6.3%)
Banks (1.2%)
Sberbank RF	1,950	1,862,250

Oil & Gas (4.0%)
Gazprom ADR	24,300	1,630,882
Lukoil ADR	77,400	4,475,268

		6,106,150

Wireless Telecommunication Services (1.1%)
AO VimpelCom ADR*§	35,400	1,573,176

TOTAL RUSSIA		9,541,576

Singapore (0.3%)
Chemicals (0.3%)
Hi-P International, Ltd.	497,000	418,461

TOTAL SINGAPORE		418,461

	Number of
	Shares	Value

COMMON STOCKS
South Africa (9.7%)
Banks (2.0%)
FirstRand, Ltd.	459,782	$1,227,397
Standard Bank Group, Ltd.	168,800	1,859,344

		3,086,741

Diversified Financials (0.6%)
African Bank Investments, Ltd.	265,700	888,998

Diversified Telecommunication Services (0.3%)
Telkom South Africa, Ltd.	24,635	488,659

Household Durables (1.0%)
Steinhoff International Holdings, Ltd.	464,797	1,440,490

Industrial Conglomerates (0.5%)
Bidvest Group, Ltd.	54,200	786,868

Insurance (0.7%)
Sanlam, Ltd.	515,700	1,038,865

Media (0.8%)
Naspers, Ltd. N Shares	78,200	1,276,888

Metals & Mining (1.9%)
African Rainbow Minerals, Ltd.*	85,447	524,128
Impala Platinum Holdings, Ltd.	10,800	1,228,005
Kumba Resources, Ltd.	68,540	1,062,146

		2,814,279

Oil & Gas (0.6%)
Sasol	24,800	960,067

Specialty Retail (1.3%)
Edgars Consolidated Stores, Ltd.	173,060	864,684
JD Group, Ltd.	86,100	1,050,562

		1,915,246

TOTAL SOUTH AFRICA		14,697,101

South Korea (19.4%)
Auto Components (0.8%)
Hyundai Mobis	15,570	1,282,849

Automobiles (2.4%)
Hyundai Motor Company, Ltd.	46,110	3,620,041

Banks (3.4%)
Hana Bank	15,950	589,606
Kookmin Bank	53,110	3,151,700
Shinhan Financial Group Company, Ltd.	42,260	1,476,603

		5,217,909

Construction & Engineering (0.8%)
GS Engineering & Construction Corp.	29,500	1,174,861

Household Durables (0.7%)
LG Electronics, Inc.	15,730	1,061,113

	Number of
	Shares	Value

COMMON STOCKS
Insurance (0.7%)
Samsung Fire & Marine Insurance Company, Ltd.	10,340	$1,074,865

Metals & Mining (1.1%)
POSCO ADR	29,800	1,685,488

Multiline Retail (1.5%)
Shinsegae Company, Ltd.	5,900	2,193,768

Oil & Gas (0.7%)
S-Oil Corp.	13,500	1,105,994

Semiconductor Equipment & Products (6.5%)
Samsung Electronics Company, Ltd.	17,370	9,856,943

Wireless Telecommunication Services (0.8%)
SK Telecom Company, Ltd.	5,790	1,132,144

TOTAL SOUTH KOREA		29,405,975

Taiwan (13.4%)
Automobiles (0.0%)
China Motor Corp.	80,050	68,321

Banks (0.1%)
E.Sun Financial Holding Company, Ltd.	116,600	79,749

Chemicals (0.4%)
Formosa Plastics Corp.	376,050	552,344

Computers & Peripherals (2.4%)
Advantech Company, Ltd.	407,650	1,020,861
Chi Mei Optoelectronics Corp.	749,542	832,364
Chi Mei Optoelectronics Corp. GDR Rule 144A‡	89,841	991,843
LITE-ON IT Corp.	51,100	60,437
Quanta Computer, Inc.	447,050	734,918

		3,640,423

Construction & Engineering (0.2%)
Hung Poo Real Estate Development Corp.	618,000	367,103

Diversified Financials (0.6%)
Polaris Securities Company, Ltd.	2,383,498	930,524

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Company, Ltd.	410,000	717,182
Chunghwa Telecom Company, Ltd. ADR	2,600	48,126

		765,308

Electrical Equipment (0.5%)
Cheng Uei Precision Industry Company, Ltd.	250,000	745,333

Electronic Equipment & Instruments (1.9%)
AU Optronics Corp. ADR	115,363	1,495,105
Hon Hai Precision Industry Company, Ltd.	297,747	1,392,300

		2,887,405

	Number of
	Shares	Value

COMMON STOCKS
Insurance (1.5%)
Cathay Financial Holding Company, Ltd.	825,000	$1,541,971
Shin Kong Financial Holding Company, Ltd.	816,299	690,583

		2,232,554

Metals & Mining (0.6%)
China Steel Corp.	977,000	873,449

Real Estate (0.3%)
Cathay Real Estate Development Company, Ltd.*	1,159,000	457,133

Semiconductor Equipment & Products (4.4%)
Advanced Semiconductor Engineering, Inc.	1,329,678	903,465
MediaTek, Inc.	61,000	577,557
Taiwan Semiconductor Manufacturing Company, Ltd.	2,471,642	3,981,353
United Microelectronics Corp.	1,838,359	1,185,241

		6,647,616

TOTAL TAIWAN		20,247,262

Thailand (3.3%)
Banks (1.1%)
Bangkok Bank Public Company, Ltd.	269,800	751,409
Siam City Bank Public Company, Ltd.	1,414,300	923,721

		1,675,130

Construction & Engineering (0.6%)
Italian - Thai Development Public Company, Ltd.	3,656,600	872,633

Oil & Gas (0.9%)
Thai Oil Public Company, Ltd.	765,900	1,398,819

Wireless Telecommunication Services (0.7%)
Advanced Info Service Public Company, Ltd.	396,100	1,041,734

TOTAL THAILAND		4,988,316

Turkey (1.3%)
Banks (1.1%)
Akbank T.A.S.	146,199	971,170
Turkiye Garanti Bankasi AS	253,233	752,808

		1,723,978

Industrial Conglomerates (0.0%)
Koc Holding AS	1	5

Wireless Telecommunication Services (0.2%)
Turkcell Iletisim Hizmetleri AS	54,500	299,684

TOTAL TURKEY		2,023,667

TOTAL COMMON STOCKS (Cost $98,596,880)		135,954,046

	Number of
	Shares	Value

PREFERRED STOCKS (7.2%)
Brazil (7.2%)
Banks (0.6%)
Banco Itau Holding Financeira SA	3,970	$951,556

Beverages (0.4%)
Companhia de Bebidas das Americas ADR§	16,000	594,880

Diversified Telecommunication Services (0.9%)
Telemar Norte Leste SA Class A	34,400	890,329
Telesp - Telecomunicacoes de Sao Paulo SA	25,000	490,401

		1,380,730

Electric Utilities (0.8%)
AES Tiete SA	34,800,000	722,112
Braskem SA Class A	38,000	393,230

		1,115,342

Industrial Conglomerates (1.0%)
Bradespar SA	31,800	891,170
Itausa - Investimentos Itau SA	233,496	674,744

		1,565,914

Metals & Mining (2.6%)
Companhia Vale do Rio Doce (CVRD) ADR	80,600	3,136,146
Usinas Siderurgicas de Minas Gerais SA Series A	30,200	705,503

		3,841,649

Oil & Gas (0.9%)
Petroleo Brasileiro SA - Petrobras ADR	19,600	1,401,204

TOTAL PREFERRED STOCKS (Cost $6,005,342)		10,851,275

RIGHT (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price
$13.93, expires April 2008^* (Cost $0)	50,021	0

SHORT-TERM INVESTMENTS (9.3%)
State Street Navigator Prime Fund§§	10,029,583	10,029,583

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$ 4,128	4,128,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,157,583)		14,157,583

TOTAL INVESTMENTS AT VALUE (106.3%) (Cost $118,759,805)		160,962,904

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.3%)		(9,487,052)

NET ASSETS (100.0%)		$151,475,852

INVESTMENT ABBREVIATIONS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securties amounted to a value of $3,183,543 or 2.10% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $118,759,805, $43,908,491, $(1,705,392) and $42,203,099, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust — Small Cap Growth Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (93.7%)
Agriculture (1.2%)
Delta and Pine Land Co.§	277,600	$7,331,416

Banks (1.6%)
Boston Private Financial Holdings, Inc.§	232,100	6,159,934
UCBH Holdings, Inc.§	186,800	3,422,176

		9,582,110

Biotechnology (1.0%)
Martek Biosciences Corp.*§	169,800	5,965,074

Chemicals (1.7%)
Airgas, Inc.§	344,200	10,198,646

Commercial Services & Supplies (3.5%)
Greenfield Online, Inc.*	440,150	2,394,416
Kforce, Inc.*§	956,100	9,847,830
Universal Technical Institute, Inc.*§	230,300	8,200,983
VistaPrint, Ltd.*	71,400	1,088,850

		21,532,079

Communications Equipment (4.8%)
InPhonic, Inc.*§	549,500	7,555,625
Kanbay International, Inc.*§	463,900	8,721,320
Sonus Networks, Inc.*§	639,500	3,709,100
Symmetricom, Inc.*§	1,193,500	9,237,690

		29,223,735

Computers & Peripherals (0.9%)
Avid Technology, Inc.*§	141,100	5,841,540

Containers & Packaging (1.1%)
Crown Holdings, Inc.*§	405,600	6,465,264

Distribution & Wholesale (1.6%)
Beacon Roofing Supply, Inc.*	297,700	9,725,859

Diversified Financials (3.9%)
Affiliated Managers Group, Inc.*§	133,550	9,671,691
National Financial Partners Corp.§	170,500	7,696,370
Texas Capital Bancshares, Inc.*§	298,900	6,321,735

		23,689,796

Electronic Equipment & Instruments (1.5%)
Veeco Instruments, Inc.*§	555,900	8,916,636

Energy Equipment & Services (1.1%)
Newpark Resources, Inc.*§	791,000	6,660,220

Healthcare Equipment & Supplies (1.3%)
Advanced Neuromodulation Systems, Inc.*§	129,300	6,136,578
Dexcom, Inc.*§	26,950	313,159
Haemonetics Corp.*	36,100	1,715,833

		8,165,570

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Providers & Services (12.3%)
Advisory Board Co.*§	152,600	$7,941,304
Amedisys, Inc.*§	151,600	5,912,400
AMERIGROUP Corp.*§	166,200	3,177,744
Centene Corp.*§	182,600	4,570,478
Gentiva Health Services, Inc.*§	342,700	6,209,724
Kindred Healthcare, Inc.*§	216,000	6,436,800
LifePoint Hospitals, Inc.*§	173,400	7,582,782
Option Care, Inc.§	371,300	5,435,832
Psychiatric Solutions, Inc.*§	143,900	7,803,697
Sunrise Senior Living, Inc.*§	96,200	6,420,388
United Surgical Partners International, Inc.*§	200,550	7,843,510
WellCare Health Plans, Inc.*§	164,700	6,102,135

		75,436,794

Hotels, Restaurants & Leisure (4.3%)
Aztar Corp.*§	302,300	9,313,863
Carmike Cinemas, Inc.§	221,500	5,081,210
Great Wolf Resorts, Inc.*§	491,300	5,080,042
Orient-Express Hotels, Ltd. Class A§	243,500	6,920,270

		26,395,385

Household Durables (1.0%)
Dolby Laboratories, Inc. Class A*	402,300	6,436,800

Internet Software & Services (10.5%)
Chordiant Software, Inc.*	1,608,200	4,583,370
CNET Networks, Inc.*§	654,500	8,881,565
Digitas, Inc.*§	1,207,700	13,719,472
Jupitermedia Corp.*§	394,900	6,993,679
MatrixOne, Inc.*§	979,188	5,150,529
Openwave Systems, Inc.*	802,566	14,430,137
Opsware, Inc.*§	545,600	2,831,664
ValueClick, Inc.*§	466,300	7,969,067

		64,559,483

IT Consulting & Services (1.2%)
CACI International, Inc. Class A*§	103,000	6,241,800
TNS, Inc.*	46,700	1,132,475

		7,374,275

Leisure Equipment & Products (1.5%)
RC2 Corp.*§	268,300	9,057,808

Machinery (2.7%)
Briggs & Stratton Corp.§	234,200	8,100,978
Kennametal, Inc.§	167,300	8,204,392

		16,305,370

Media (3.4%)
aQuantive, Inc.*§	371,400	7,476,282
Lions Gate Entertainment Corp.*§	1,380,700	13,171,878

		20,648,160

Oil & Gas (6.6%)
Comstock Resources, Inc.*§	234,700	7,700,507
Denbury Resources, Inc.*§	177,900	8,973,276
KCS Energy, Inc.*	118,000	3,248,540
Remington Oil & Gas Corp.*	155,800	6,465,700
W&T Offshore, Inc.	428,300	13,889,769

		40,277,792

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals (5.6%)
Angiotech Pharmaceuticals, Inc.*§	472,100	$6,618,842
DOV Pharmaceutical, Inc.*§	411,200	6,982,176
Medicines Co.*§	361,200	8,311,212
Taro Pharmaceutical Industries, Ltd.*	489,100	12,584,543

		34,496,773

Real Estate (1.5%)
HouseValues, Inc.*	654,600	9,360,780

Semiconductor Equipment & Products (6.8%)
FormFactor, Inc.*§	273,100	6,232,142
Genesis Microchip, Inc.*§	368,000	8,077,600
Integrated Device Technology, Inc.*	759,400	8,155,956
Tessera Technologies, Inc.*§	335,600	10,037,796
Trident Microsystems, Inc.*§	278,900	8,871,809

		41,375,303

Software (5.8%)
Activision, Inc.*§	431,800	8,830,310
Gravity Company, Ltd. ADR*§	258,000	2,159,460
Open Solutions, Inc.*§	317,200	6,921,304
THQ, Inc.*§	515,850	10,997,922
VeriFone Holdings, Inc.*§	324,900	6,533,739

		35,442,735

Specialty Retail (4.2%)
Aaron Rents, Inc.§	268,000	5,668,200
Cost Plus, Inc.*§	272,900	4,953,135
Design Within Reach, Inc.*§	444,900	4,017,447
Hot Topic, Inc.*§	735,100	11,291,136

		25,929,918

Textiles & Apparel (1.1%)
K-Swiss, Inc. Class A§	238,000	7,037,660

TOTAL COMMON STOCKS (Cost $509,134,958)		573,432,981

SHORT-TERM INVESTMENTS (34.8%)
State Street Navigator Prime Fund§§	175,941,504	175,941,504

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$37,155	37,155,000

TOTAL SHORT-TERM INVESTMENTS (Cost $213,096,504)		213,096,504

TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $722,231,462)		786,529,485

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(174,641,590)

NET ASSETS (100.0%)		$611,887,895

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $722,231,462, $106,090,777, $(41,792,754) and $64,298,023, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust — Small Cap Value Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.0%)
Aerospace & Defense (0.6%)
DRS Technologies, Inc.	4,470	$220,639

Agriculture (1.6%)
Delta and Pine Land Co.	22,400	591,584

Auto Components (4.8%)
Accuride Corp.*	31,800	439,158
Modine Manufacturing Co.	8,470	310,680
Proliance International, Inc.*	29,936	164,049
Visteon Corp.*	88,700	867,486

		1,781,373

Banks (10.6%)
Alabama National Bancorp.	6,900	441,186
First Niagara Financial Group, Inc.§	26,900	388,436
Independent Bank Corp./MA	12,590	382,484
NewAlliance Bancshares, Inc.	31,600	462,624
Partners Trust Financial Group, Inc.§	32,400	373,248
Prosperity Bancshares, Inc.§	18,300	553,575
Provident Financial Services, Inc.	21,400	376,640
Sun Bancorp, Inc.	9,300	196,137
Susquehanna Bancshares, Inc.	14,470	347,859
Webster Financial Corp.	9,850	442,856

		3,965,045

Building Products (0.9%)
Griffon Corp.*	13,000	319,800

Chemicals (2.5%)
Chemtura Corp.	44,600	553,932
H.B. Fuller Co.	11,870	368,920

		922,852

Commercial Services & Supplies (4.4%)
Banta Corp.	15,580	792,866
Viad Corp.	15,800	432,130
Watson Wyatt & Company Holdings	16,030	432,009

		1,657,005

Construction & Engineering (1.8%)
EMCOR Group, Inc.*	11,450	678,985

Construction Materials (1.1%)
Eagle Materials, Inc.§	3,500	424,795

Containers & Packaging (3.2%)
AptarGroup, Inc.	14,280	711,287
Crown Holdings, Inc.*	31,300	498,922

		1,210,209

	Number of
	Shares	Value

COMMON STOCKS
Distribution & Wholesale (1.0%)
Spectrum Brands, Inc.*	16,100	$379,155

Diversified Financials (3.5%)
Apollo Investment Corp.	23,100	457,380
Assured Guaranty, Ltd.	17,700	423,561
National Financial Partners Corp.	9,600	433,344

		1,314,285

Diversified Telecommunication Services (0.9%)
Iowa Telecommunications Services, Inc.	19,600	329,672

Electric Utilities (1.7%)
Empire District Electric Co.	14,200	324,754
OGE Energy Corp.	11,610	326,241

		650,995

Electrical Equipment (2.8%)
AMETEK, Inc.	11,920	512,202
Brady Corp.	17,140	530,312

		1,042,514

Electronic Equipment & Instruments (3.2%)
Electro Scientific Industries, Inc.*	14,020	313,487
Roper Industries, Inc.	6,580	258,528
Varian, Inc.*	12,030	412,870
Woodhead Industries, Inc.	15,110	207,460

		1,192,345

Food & Drug Retailing (1.5%)
Ruddick Corp.	24,680	568,874

Food Products (0.9%)
Sensient Technologies Corp.	18,100	339,737

Gas Utilities (1.9%)
National Fuel Gas Co.	9,230	315,666
WGL Holdings, Inc.	12,460	400,340

		716,006

Healthcare Equipment & Supplies (3.0%)
Arrow International, Inc.§	25,300	713,460
Invacare Corp.§	9,760	406,699

		1,120,159

Healthcare Providers & Services (2.3%)
LifePoint Hospitals, Inc.*§	8,500	371,705
Service Corp. International	59,300	491,597

		863,302

Hotels, Restaurants & Leisure (2.4%)
Landry’s Restaurants, Inc.§	19,100	559,630
Marcus Corp.	16,660	333,866

		893,496

Household Products (0.3%)
Prestige Brands Holdings, Inc.*	10,600	130,592

	Number of
	Shares	Value

COMMON STOCKS
Industrial Conglomerates (3.0%)
Carlisle Companies, Inc.	8,260	$525,088
Teleflex, Inc.	8,600	606,300

		1,131,388

Insurance (5.2%)
Allmerica Financial Corp.*	12,500	514,250
Argonaut Group, Inc.*	15,000	405,150
Platinum Underwriters Holdings, Ltd.	20,000	597,800
ProAssurance Corp.*	9,200	429,364

		1,946,564

IT Consulting & Services (0.5%)
Keane, Inc.*§	17,140	195,910

Machinery (7.4%)
Albany International Corp. Class A	10,300	379,761
Briggs & Stratton Corp.	15,600	539,604
ESCO Technologies, Inc.*	10,660	533,746
Flowserve Corp.*	13,820	502,357
NACCO Industries, Inc. Class A	1,800	206,010
The Manitowoc Company, Inc.	11,850	595,463

		2,756,941

Media (5.1%)
4Kids Entertainment, Inc.*§	25,400	441,706
Harte-Hanks, Inc.	19,740	521,728
Salem Communications Corp. Class A*	10,600	195,464
Source Interlink Companies, Inc.*§	67,500	746,550

		1,905,448

Metals & Mining (1.2%)
Quanex Corp.	7,000	463,540

Multiline Retail (1.2%)
Retail Ventures, Inc.*§	42,300	464,454

Oil & Gas (8.4%)
Comstock Resources, Inc.*	16,900	554,489
Denbury Resources, Inc.*	16,100	812,084
Forest Oil Corp.*	10,600	552,260
KCS Energy, Inc.*	21,600	594,648
Range Resources Corp.	16,600	640,926

		3,154,407

Real Estate (1.1%)
Eagle Hospitality Properties Trust, Inc.	41,500	414,170

Road & Rail (2.4%)
Laidlaw International, Inc.	27,600	667,092
Werner Enterprises, Inc.	12,966	224,182

		891,274

Semiconductor Equipment & Products (0.7%)
Axcelis Technologies, Inc.*	13,200	68,904
Credence Systems Corp.*§	23,100	184,338

		253,242

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail (1.9%)
Aeropostale, Inc.*	15,800	$335,750
Hughes Supply, Inc.	11,900	387,940

		723,690

Textiles & Apparel (1.0%)
Warnaco Group, Inc.*	16,700	365,897

TOTAL COMMON STOCKS (Cost $29,564,512)		35,980,344

SHORT-TERM INVESTMENTS (16.8%)
State Street Navigator Prime Fund§§	4,711,734	4,711,734

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$1,593	1,593,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,304,734)		6,304,734

TOTAL INVESTMENTS AT VALUE (112.8%) (Cost $35,869,246)		42,285,078

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.8%)		(4,788,041)

NET ASSETS (100.0%)		$37,497,037

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $35,869,246, $6,899,564, $(483,732) and $6,415,832, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust — Large Cap Value Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.7%)
Aerospace & Defense (4.2%)
L-3 Communications Holdings, Inc.	8,800	$695,816
Lockheed Martin Corp.	8,100	494,424
United Technologies Corp.	27,400	1,420,416

		2,610,656

Banks (13.5%)
Bank of America Corp.	44,400	1,869,240
Hudson City Bancorp, Inc.	80,965	963,483
Mellon Financial Corp.	26,800	856,796
Mercantile Bankshares Corp.§	11,500	619,620
North Fork Bancorporation, Inc.	44,700	1,139,850
South Financial Group, Inc.	21,600	579,744
U.S. Bancorp	20,200	567,216
Wells Fargo & Co.	31,400	1,839,098

		8,435,047

Building Products (1.1%)
American Standard Companies, Inc.	14,600	679,630

Chemicals (1.2%)
Du Pont (E. I.) de Nemours & Co.	19,400	759,898

Computers & Peripherals (2.1%)
International Business Machines Corp.	16,000	1,283,520

Containers & Packaging (0.8%)
Smurfit-Stone Container Corp.*	50,700	525,252

Diversified Financials (8.9%)
American Express Co.	11,200	643,328
Capital One Financial Corp.	9,600	763,392
Citigroup, Inc.	38,700	1,761,624
Fannie Mae	10,600	475,092
Freddie Mac	9,400	530,724
Lehman Brothers Holdings, Inc.	6,600	768,768
MBNA Corp.	24,800	611,072

		5,554,000

Diversified Telecommunication Services (4.3%)
ALLTEL Corp.	9,500	618,545
Sprint Nextel Corp.	27,000	642,060
Telus Corp.	34,500	1,405,530

		2,666,135

Electric Utilities (3.6%)
Dominion Resources, Inc.	7,600	654,664
Exelon Corp.	11,000	587,840
TXU Corp.	8,600	970,768

		2,213,272

Electrical Equipment (1.0%)
Emerson Electric Co.	8,700	624,660

	Number of
	Shares	Value

COMMON STOCKS
Energy Equipment & Services (2.1%)
Weatherford International, Ltd.§*	19,400	$1,332,004

Healthcare Providers & Services (2.5%)
Aetna, Inc.	17,700	1,524,678

Hotels, Restaurants & Leisure (1.3%)
McDonald’s Corp.	23,200	776,968

Household Products (3.4%)
Procter & Gamble Co.	35,100	2,087,046

Industrial Conglomerates (4.1%)
General Electric Co.	35,700	1,202,019
Tyco International, Ltd.	49,100	1,367,435

		2,569,454

Insurance (7.5%)
Allstate Corp.	12,100	669,009
AMBAC Financial Group, Inc.	8,800	634,128
Hartford Financial Services Group, Inc.	28,100	2,168,477
St. Paul Travelers Companies, Inc.	26,300	1,180,081

		4,651,695

Machinery (3.0%)
Deere & Co.	8,800	538,560
Dover Corp.	7,800	318,162
ITT Industries, Inc.	9,000	1,022,400

		1,879,122

Media (1.5%)
Time Warner, Inc.	51,700	936,287

Multiline Retail (1.0%)
J.C. Penney Company, Inc.	12,600	597,492

Office Electronics (0.9%)
Zebra Technologies Corp. Class A§*	14,300	558,987

Oil & Gas (15.2%)
Apache Corp.	14,300	1,075,646
Burlington Resources, Inc.	17,200	1,398,704
ConocoPhillips	41,604	2,908,536
Exxon Mobil Corp.	36,300	2,306,502
Murphy Oil Corp.	15,100	753,037
Newfield Exploration Co.*	13,300	653,030
Noble Energy, Inc.	8,400	393,960

		9,489,415

Personal Products (0.5%)
Avon Products, Inc.	12,400	334,800

Pharmaceuticals (6.3%)
American Pharmaceutical Partners, Inc.§*	7,300	333,318
Johnson & Johnson	16,800	1,063,104
Mylan Laboratories, Inc.	32,600	627,876
Pfizer, Inc.	45,100	1,126,147
Wyeth	16,900	781,963

		3,932,408

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products (1.0%)
Intel Corp.	26,200	$645,830

Software (1.5%)
Microsoft Corp.	36,200	931,426

Specialty Retail (3.7%)
Best Buy Company, Inc.§	12,150	528,890
Home Depot, Inc.	14,500	553,030
Office Depot, Inc.*	40,300	1,196,910

		2,278,830

Tobacco (2.5%)
Altria Group, Inc.	21,400	1,577,394

TOTAL COMMON STOCKS (Cost $52,660,428)		61,455,906

SHORT-TERM INVESTMENTS (7.1%)
State Street Navigator Prime Fund§§	3,449,300	3,449,300

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$ 981	981,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,430,300)		4,430,300

TOTAL INVESTMENTS AT VALUE (105.8%) (Cost $57,090,728)		65,886,206

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.8%)		(3,585,661)

NET ASSETS (100.0%)		$62,300,545

* Non-income producing security.

§ Security or portion thereof is out on loan.

§§ Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $57,090,728, $10,009,338, $(1,213,860) and $8,795,478, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust — Mid-Cap Growth Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.2%)
Aerospace & Defense (8.2%)
Alliant Techsystems, Inc.*	7,900	$589,735
Goodrich Corp.	11,100	492,174
L-3 Communications Holdings, Inc.	12,800	1,012,096
Precision Castparts Corp.	20,000	1,062,000

		3,156,005

Banks (2.9%)
Hudson City Bancorp, Inc.	43,100	512,890
Mellon Financial Corp.	19,600	626,612

		1,139,502

Beverages (0.7%)
Constellation Brands, Inc. Class A*	9,800	254,800

Biotechnology (5.0%)
Amylin Pharmaceuticals, Inc.*§	11,400	396,606
Charles River Laboratories International, Inc.*§	10,000	436,200
Martek Biosciences Corp.*§	6,600	231,858
Neurocrine Biosciences, Inc.*§	5,200	255,788
Protein Design Laboratories, Inc.*§	22,200	621,600

		1,942,052

Chemicals (2.9%)
Chemtura Corp.	43,100	535,302
Monsanto Co.	9,100	571,025

		1,106,327

Commercial Services & Supplies (2.9%)
Alliance Data Systems Corp.*	13,300	520,695
Corporate Executive Board Co.	4,800	374,304
Laureate Education, Inc.*§	4,600	225,262

		1,120,261

Communications Equipment (1.3%)
Comverse Technology, Inc.*	19,900	522,773

Computers & Peripherals (0.9%)
Avid Technology, Inc.*	8,800	364,320

Electronic Equipment & Instruments (4.5%)
Broadcom Corp. Class A*	20,700	971,037
Roper Industries, Inc.*§	19,400	762,226
Symbol Technologies, Inc.	829	8,025

		1,741,288

Energy Equipment & Services (2.9%)
National Oilwell Varco, Inc.*	11,700	769,860
Smith International, Inc.	10,600	353,086

		1,122,946

Food Products (1.9%)
Campbell Soup Co.	25,100	746,725

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies (2.5%)
Beckman Coulter, Inc.	6,100	$329,278
Dade Behring Holdings, Inc.	6,600	241,956
Varian Medical Systems, Inc.*	9,900	391,149

		962,383

Healthcare Providers & Services (3.7%)
AMERIGROUP Corp.*§	7,800	149,136
Covance, Inc.*	10,100	484,699
Omnicare, Inc.	14,007	787,613

		1,421,448

Hotels, Restaurants & Leisure (3.5%)
MGM Mirage, Inc.*	8,800	385,176
Penn National Gaming, Inc.*	12,200	379,542
Starwood Hotels & Resorts Worldwide, Inc.	10,300	588,851

		1,353,569

Household Durables (2.7%)
Dolby Laboratories, Inc. Class A*	20,300	324,800
Snap-On, Inc.§	19,700	711,564

		1,036,364

Insurance (2.3%)
Genworth Financial, Inc. Class A§	27,100	873,704

Internet Software & Services (3.3%)
CNET Networks, Inc.*§	28,500	386,745
VeriSign, Inc.*	42,500	908,225

		1,294,970

IT Consulting & Services (3.4%)
CACI International, Inc. Class A*§	7,500	454,500
NAVTEQ Corp.*	17,600	879,120

		1,333,620

Leisure Equipment & Products (2.3%)
SCP Pool Corp.§	25,100	876,743

Media (5.0%)
E.W. Scripps Co. Class A	6,200	309,814
Getty Images, Inc.*§	10,900	937,836
XM Satellite Radio Holdings, Inc. Class A*	18,800	675,108

		1,922,758

Oil & Gas (6.9%)
Forest Oil Corp.*	8,700	453,270
Kinder Morgan, Inc.	2,100	201,936
Newfield Exploration Co.*	16,400	805,240
Noble Energy, Inc.	6,800	318,920
W&T Offshore, Inc.§	10,000	324,300
XTO Energy, Inc.	12,400	561,968

		2,665,634

Pharmaceuticals (6.2%)
Forest Laboratories, Inc.*	20,500	798,885
Medicis Pharmaceutical Corp. Class A§	8,800	286,528
Sepracor, Inc.*	7,500	442,425
Taro Pharmaceutical Industries, Ltd.*	33,900	872,247

		2,400,085

	Number of
	Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products (3.5%)
FormFactor, Inc.*§	5,500	$125,510
International Rectifier Corp.*	8,600	387,688
Maxim Integrated Products, Inc.	7,800	332,670
Tessera Technologies, Inc.*§	10,800	323,028
Trident Microsystems, Inc.*§	5,600	178,136

		1,347,032

Software (7.0%)
Activision, Inc.*	30,766	629,165
Macromedia, Inc.*	32,200	1,309,574
Salesforce.com, Inc.*§	33,900	783,768

		2,722,507

Specialty Retail (4.1%)
Michaels Stores, Inc.	8,300	274,398
Office Depot, Inc.*	16,000	475,200
Williams-Sonoma, Inc.*	21,700	832,195

		1,581,793

Textiles & Apparel (1.4%)
Coach, Inc.*	17,100	536,256

Wireless Telecommunication Services (2.3%)
Crown Castle International Corp.*	36,100	889,143

TOTAL COMMON STOCKS (Cost $30,000,931)		36,435,008

SHORT-TERM INVESTMENTS (29.3%)
State Street Navigator Prime Fund§§	9,186,125	9,186,125

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$2,129	2,129,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,315,125)		11,315,125

TOTAL INVESTMENTS AT VALUE (123.5%) (Cost $41,316,056)		47,750,133

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.5%)		(9,088,482)

NET ASSETS (100.0%)		$38,661,651

* Non-income producing security.

§ Security or portion thereof is out on loan.

§§ Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $41,316,056, $7,070,390, $(636,313) and $6,434,077, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust — Blue Chip Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (100.2%)
Aerospace & Defense (2.8%)
Boeing Co.	1,700	$115,515
L-3 Communications Holdings, Inc.	1,000	79,070
Lockheed Martin Corp.	1,200	73,248
Northrop Grumman Corp.	1,000	54,350
United Technologies Corp.	1,200	62,208

		384,391

Air Freight & Couriers (0.6%)
FedEx Corp.	900	78,417

Auto Components (0.4%)
Johnson Controls, Inc.	800	49,640

Banks (6.0%)
Bank of America Corp.	2,800	117,880
Bank of New York Company, Inc.	1,900	55,879
Mellon Financial Corp.	2,500	79,925
Northern Trust Corp.	800	40,440
U.S. Bancorp	5,500	154,440
Wachovia Corp.	3,300	157,047
Wells Fargo & Co.	2,800	163,996
Zions Bancorp	900	64,089

		833,696

Beverages (2.5%)
Brown-Forman Corp. Class B	1,000	59,540
Coca-Cola Co.	2,700	116,613
Coca-Cola Enterprises, Inc.	4,000	78,000
PepsiCo, Inc.	1,600	90,736

		344,889

Biotechnology (1.6%)
Amgen, Inc.*	1,300	103,571
Gilead Sciences, Inc.*	2,400	117,024

		220,595

Building Products (0.5%)
American Standard Companies, Inc.	1,600	74,480

Chemicals (1.7%)
Dow Chemical Co.	3,200	133,344
FMC Corp.*	600	34,332
PPG Industries, Inc.	1,200	71,028

		238,704

Commercial Services & Supplies (0.9%)
Cendant Corp.	3,200	66,048
Fiserv, Inc.*	1,300	59,631

		125,679

	Number of
	Shares	Value

COMMON STOCKS
Communications Equipment (2.6%)
Cisco Systems, Inc.*	13,000	$233,090
Motorola, Inc.	3,100	68,479
Scientific-Atlanta, Inc.	1,600	60,016

		361,585

Computers & Peripherals (4.1%)
Apple Computer, Inc.*	1,700	91,137
Dell, Inc.*	4,300	147,060
EMC Corp.*	10,100	130,694
International Business Machines Corp.	2,100	168,462
Seagate Technology	2,300	36,455

		573,808

Diversified Financials (8.1%)
Capital One Financial Corp.	700	55,664
Citigroup, Inc.	7,100	323,192
Countrywide Financial Corp.	1,900	62,662
Goldman Sachs Group, Inc.	500	60,790
IndyMac Bancorp, Inc.	1,400	55,412
JPMorgan Chase & Co.	3,700	125,541
Lehman Brothers Holdings, Inc.	1,500	174,720
Merrill Lynch & Company, Inc.	1,200	73,620
Morgan Stanley	2,600	140,244
Providian Financial Corp.*	3,100	54,808

		1,126,653

Diversified Telecommunication Services (3.4%)
ALLTEL Corp.	1,200	78,132
SBC Communications, Inc.	5,200	124,644
Sprint Nextel Corp.	5,200	123,656
Verizon Communications, Inc.	4,600	150,374

		476,806

Electric Utilities (2.3%)
Constellation Energy Group, Inc.	1,300	80,080
Edison International	2,600	122,928
Entergy Corp.	900	66,888
Exelon Corp.	800	42,752

		312,648

Electronic Equipment & Instruments (0.8%)
Broadcom Corp. Class A*	1,500	70,365
PerkinElmer, Inc.	2,200	44,814

		115,179

Energy Equipment & Services (1.0%)
Schlumberger, Ltd.	800	67,504
Transocean, Inc.*	1,100	67,441

		134,945

Food Products (1.6%)
Kellogg Co.	2,000	92,260
Pilgrim’s Pride Corp.	2,100	76,440
Sara Lee Corp.	2,600	49,270

		217,970

	Number of
	Shares	Value

COMMON STOCKS
Healthcare Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	700	$56,476
Boston Scientific Corp.*	2,500	58,425
St. Jude Medical, Inc.*	2,300	107,640

		222,541

Healthcare Providers & Services (4.4%)
Aetna, Inc.	1,500	129,210
Express Scripts, Inc.*	1,600	99,520
Humana, Inc.*	2,100	100,548
McKesson Corp.	1,600	75,920
UnitedHealth Group, Inc.	1,400	78,680
WellPoint, Inc.*	1,600	121,312

		605,190

Hotels, Restaurants & Leisure (0.8%)
Darden Restaurants, Inc.	1,200	36,444
McDonald’s Corp.	2,100	70,329

		106,773

Household Durables (1.1%)
Black & Decker Corp.	800	65,672
KB HOME	600	43,920
Lennar Corp. Class A	700	41,832

		151,424

Household Products (2.0%)
Kimberly-Clark Corp.	1,700	101,201
Procter & Gamble Co.	3,000	178,380

		279,581

Industrial Conglomerates (3.8%)
General Electric Co.	10,200	343,434
Reynolds American, Inc.	700	58,114
Tyco International, Ltd.	4,600	128,110

		529,658

Insurance (8.1%)
ACE, Ltd.	2,300	108,261
Allstate Corp.	2,300	127,167
American International Group, Inc.	1,900	117,724
First American Corp.	1,700	77,639
Hartford Financial Services Group, Inc.	1,300	100,321
Lincoln National Corp.	2,000	104,040
Loews Corp.	1,200	110,892
Metlife, Inc.	1,800	89,694
Prudential Financial, Inc.	1,900	128,364
SAFECO Corp.	1,800	96,084
XL Capital, Ltd. Class A	1,000	68,030

		1,128,216

Leisure Equipment & Products (1.0%)
Brunswick Corp.	2,100	79,233
Hasbro, Inc.	3,300	64,845

		144,078

	Number of
	Shares	Value

COMMON STOCKS
Machinery (1.4%)
Cummins, Inc.	1,000	$87,990
Eaton Corp.	1,000	63,550
Navistar International Corp.*	1,100	35,673

		187,213

Media (1.3%)
Comcast Corp. Class A*	1,900	55,822
Walt Disney Co.	5,100	123,063

		178,885

Metals & Mining (1.2%)
Nucor Corp.	800	47,192
Phelps Dodge Corp.	900	116,937

		164,129

Multiline Retail (1.4%)
Federated Department Stores, Inc.	1,400	93,618
Wal-Mart Stores, Inc.	2,200	96,404

		190,022

Multi-Utilities (0.5%)
Duke Energy Corp.	2,400	70,008

Oil & Gas (11.0%)
Amerada Hess Corp.	700	96,250
Burlington Resources, Inc.	800	65,056
Chevron Corp.	2,000	129,460
ConocoPhillips	3,100	216,721
Devon Energy Corp.	2,300	157,872
Exxon Mobil Corp.	6,300	400,302
Marathon Oil Corp.	1,900	130,967
Murphy Oil Corp.	1,800	89,766
Occidental Petroleum Corp.	1,400	119,602
Valero Energy Corp.	1,000	113,060

		1,519,056

Pharmaceuticals (6.5%)
Abbott Laboratories	2,000	84,800
Johnson & Johnson	4,300	272,104
Medco Health Solutions, Inc.*	1,600	87,728
Mylan Laboratories, Inc.	1,900	36,594
Pfizer, Inc.	9,100	227,227
Schering-Plough Corp.	1,900	39,995
Wyeth	3,400	157,318

		905,766

Road & Rail (1.3%)
CSX Corp.	2,100	97,608
Union Pacific Corp.	1,200	86,040

		183,648

Semiconductor Equipment & Products (4.0%)
Cree, Inc.*	1,600	40,032
Intel Corp.	10,300	253,895
Lam Research Corp.*	1,400	42,658
National Semiconductor Corp.	3,300	86,790
Texas Instruments, Inc.	3,900	132,210

		555,585

	Number of
	Shares	Value

COMMON STOCKS
Software (3.4%)
Adobe Systems, Inc.	2,000	$59,700
Autodesk, Inc.	1,300	60,372
Microsoft Corp.	8,800	226,424
Parametric Technology Corp.*	9,000	62,730
Symantec Corp.*	3,000	67,980

		477,206

Specialty Retail (2.2%)
Best Buy Company, Inc.	1,500	65,295
Home Depot, Inc.	2,700	102,978
Ross Stores, Inc.	2,800	66,360
The Gap, Inc.	4,000	69,720

		304,353

Tobacco (2.3%)
Altria Group, Inc.	3,600	265,356
Loews Corp. - Carolina Group	1,500	59,445

		324,801

TOTAL COMMON STOCKS (Cost $12,737,347)		13,898,218

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $12,737,347)		13,898,218

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(25,572)

NET ASSETS (100.0%)		$13,872,646

* Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $12,737,347, $1,516,232, $(355,361) and $1,160,871, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust — International Focus Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.6%)
Argentina (2.8%)
Oil & Gas (2.8%)
Repsol YPF SA	74,937	$2,428,516

TOTAL ARGENTINA		2,428,516

Belgium (1.6%)
Beverages (1.6%)
InBev NV	34,148	1,357,122

TOTAL BELGIUM		1,357,122

Brazil (1.3%)
Metals & Mining (1.3%)
Companhia Vale do Rio Doce (CVRD) ADR	25,629	1,124,088

TOTAL BRAZIL		1,124,088

Canada (1.1%)
Diversified Telecommunication Services (1.1%)
Rogers Communications, Inc. Class B	24,000	946,269

TOTAL CANADA		946,269

Denmark (1.1%)
Pharmaceuticals (1.1%)
Novo Nordisk AS Series B	20,200	1,002,720

TOTAL DENMARK		1,002,720

France (14.5%)
Banks (2.4%)
Societe Generale§	18,125	2,077,351

Diversified Telecommunication Services (2.3%)
France Telecom SA*§	71,190	2,054,504

Insurance (2.0%)
Axa§	62,890	1,735,619

Media (2.0%)
Lagardere S.C.A.§	24,835	1,772,573

Oil & Gas (2.8%)
Total SA§	8,873	2,423,012

Pharmaceuticals (1.0%)
Sanofi-Aventis§	10,236	850,391

Textiles & Apparel (2.0%)
LVMH Moet Hennessy Louis Vuitton SA§	21,467	1,777,517

TOTAL FRANCE		12,690,967

	Number of
	Shares	Value

COMMON STOCKS
Germany (5.0%)
Aerospace & Defense (0.6%)
MTU Aero Engines Holding AG*	16,251	$509,419

Auto Components (1.3%)
Continental AG	13,458	1,111,587

Banks (0.9%)
Bayerische Hypo-und Vereinsbank AG*	29,960	847,404

Electric Utilities (2.2%)
E.ON AG*	21,145	1,950,658

TOTAL GERMANY		4,419,068

Hong Kong (2.3%)
Diversified Telecommunication Services (1.3%)
China Netcom Group Corp. ADR	32,380	1,111,929

Industrial Conglomerates (1.0%)
Hutchison Whampoa, Ltd.	86,000	891,806

TOTAL HONG KONG		2,003,735

Hungary (1.4%)
Banks (1.4%)
OTP Bank Rt.	31,890	1,258,165

TOTAL HUNGARY		1,258,165

Italy (5.1%)
Banks (1.9%)
SanPaolo IMI SpA*§	108,600	1,693,570

Oil & Gas (3.2%)
Eni SpA§	93,855	2,792,843

TOTAL ITALY		4,486,413

Japan (22.6%)
Auto Components (1.1%)
Bridgestone Corp.	43,000	927,203

Banks (2.4%)
Bank of Yokohama, Ltd.	275,000	2,103,582

Chemicals (3.1%)
Kuraray Company, Ltd.§	95,500	851,007
Shin-Etsu Chemical Company, Ltd.§	42,400	1,861,070

		2,712,077

Diversified Financials (3.7%)
Nikko Cordial Corp.§	115,000	1,342,325
ORIX Corp.	10,600	1,924,203

		3,266,528

Electronic Equipment & Instruments (1.2%)
Omron Corp.§	44,800	1,096,114

	Number of
	Shares	Value

COMMON STOCKS
Household Products (1.0%)
Uni-Charm Corp.§	19,300	$835,975

Machinery (3.6%)
Komatsu, Ltd.§	138,000	1,890,087
THK Company, Ltd.§	50,500	1,265,957

		3,156,044

Specialty Retail (2.9%)
Yamada Denki Company, Ltd.§	33,900	2,585,467

Trading Companies & Distributors (3.6%)
Mitsubishi Corp.	158,000	3,131,411

TOTAL JAPAN		19,814,401

Mexico (0.4%)
Wireless Telecommunication Services (0.4%)
America Movil SA de CV ADR Series L	13,000	342,160

TOTAL MEXICO		342,160

Netherlands (3.6%)
Banks (2.1%)
ABN AMRO Holding NV	75,690	1,819,343

Food Products (1.5%)
Royal Numico NV*	30,570	1,342,807

TOTAL NETHERLANDS		3,162,150

Singapore (1.4%)
Banks (1.4%)
United Overseas Bank, Ltd.§	150,847	1,261,377

TOTAL SINGAPORE		1,261,377

South Korea (1.3%)
Machinery (1.3%)
Samsung Heavy Industries Company, Ltd.	76,540	1,121,142

TOTAL SOUTH KOREA		1,121,142

Sweden (3.5%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson§	363,600	1,341,342

Machinery (2.0%)
Sandvik AB§	34,150	1,705,906

TOTAL SWEDEN		3,047,248

Switzerland (4.1%)
Banks (2.2%)
UBS AG§	23,030	1,971,046

Pharmaceuticals (1.9%)
Novartis AG	32,286	1,648,792

TOTAL SWITZERLAND		3,619,838

	Number of
	Shares	Value

COMMON STOCKS
Taiwan (2.5%)
Metals & Mining (0.8%)
China Steel Corp.	745,500	$666,485

Semiconductor Equipment & Products (1.7%)
MediaTek, Inc.	56,100	531,163
Taiwan Semiconductor Manufacturing Company, Ltd.	599,039	964,940

		1,496,103

TOTAL TAIWAN		2,162,588

United Kingdom (20.0%)
Banks (4.7%)
Barclays PLC	83,960	850,605
HSBC Holdings PLC	125,200	2,034,924
Royal Bank of Scotland Group PLC	42,152	1,200,977

		4,086,506

Beverages (0.8%)
SABMiller PLC	36,100	704,543

Commercial Services & Supplies (1.4%)
Hays PLC	553,280	1,202,317

Diversified Telecommunication Services (1.2%)
Cable & Wireless PLC	403,798	1,021,204

Metals & Mining (1.1%)
BHP Billiton PLC	58,540	948,822

Oil & Gas (2.4%)
BP PLC	177,433	2,101,461

Pharmaceuticals (3.8%)
AstraZeneca PLC	38,405	1,799,652
GlaxoSmithKline PLC	60,130	1,538,473

		3,338,125

Specialty Retail (0.3%)
Kingfisher PLC	78,976	302,339

Tobacco (2.1%)
Imperial Tobacco Group PLC	62,915	1,813,961

Wireless Telecommunication Services (2.2%)
Vodafone Group PLC	748,670	1,953,667

TOTAL UNITED KINGDOM		17,472,945

TOTAL COMMON STOCKS (Cost $61,947,764)		83,720,912

PREFERRED STOCK (0.6%)
Brazil (0.6%)
Metals & Mining (0.6%)

Companhia Vale do Rio Doce (CVRD) ADR (Cost $428,948)	13,400	521,394

	Number of
	Shares	Value

SHORT-TERM INVESTMENTS (30.5%)
State Street Navigator Prime Fund§§	23,899,351	$23,899,351
	Par
	(000)

State Street Bank and Trust Co. EuroTime Deposit, 2.850%, 10/03/05	$ 2,829	2,829,000

TOTAL SHORT-TERM INVESTMENTS (Cost $26,728,351)		26,728,351

TOTAL INVESTMENTS AT VALUE (126.7%) (Cost $89,105,063)		110,970,657

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.7%)		(23,392,201)

NET ASSETS (100.0%)		$87,578,456

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $89,105,063, $22,324,603, $(459,009) and $21,865,594, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust — Global Small Cap Portfolio
Schedule of Investments
September 30, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (88.6%)
Australia (1.0%)
Machinery (1.0%)
Bradken, Ltd.	449,431	$1,208,076

TOTAL AUSTRALIA		1,208,076

Austria (0.8%)
Electric Utilities (0.8%)
EVN AG	11,180	1,012,160

TOTAL AUSTRIA		1,012,160

Belgium (0.7%)
Healthcare Equipment & Supplies (0.7%)
Omega Pharma SA	15,050	852,454

TOTAL BELGIUM		852,454

Bermuda (1.1%)
Diversified Financials (1.1%)
Assured Guaranty, Ltd.	54,700	1,308,971

TOTAL BERMUDA		1,308,971

Canada (3.5%)
Leisure Equipment & Products (1.7%)
Mega Bloks*	64,960	1,351,141
Mega Bloks, Rule 144A*‡	37,100	771,665

		2,122,806

Specialty Retail (1.8%)
Gildan Activewear, Inc. Class A*	58,200	2,224,986

TOTAL CANADA		4,347,792

China (3.9%)
Airlines (1.2%)
Air China, Ltd. Series H*	4,940,000	1,535,012

Communications Equipment (0.9%)
ZTE Corp. Series H	352,800	1,150,345

Internet Software & Services (1.8%)
Netease.com, Inc. ADR*	13,650	1,228,636
Shanda Interactive Entertainment, Ltd. ADR*§	37,095	1,003,420

		2,232,056

TOTAL CHINA		4,917,413

Denmark (0.8%)
Household Durables (0.8%)
Bang & Olufsen AS B Shares§	11,600	1,006,154

TOTAL DENMARK		1,006,154

	Number of
	Shares	Value

COMMON STOCKS
Finland (0.7%)
Communications Equipment (0.7%)
Elcoteq Network Class A§	40,850	$916,267

TOTAL FINLAND		916,267

France (3.2%)
Aerospace & Defense (0.8%)
Zodiac SA§	16,340	968,350

Computers & Peripherals (0.7%)
Gemplus International SA*	322,500	895,963

Hotels, Restaurants & Leisure (0.7%)
Elior	64,500	899,313

Real Estate (1.0%)
Nexity	23,650	1,203,056

TOTAL FRANCE		3,966,682

Germany (2.5%)
Building Products (0.7%)
Pfleiderer AG*	47,300	912,598

Commercial Services & Supplies (1.1%)
CeWe Color Holding AG	21,500	1,327,070

Specialty Retail (0.7%)
Fielmann AG*	11,700	846,834

TOTAL GERMANY		3,086,502

Israel (1.1%)
Internet Software & Services (1.1%)
Check Point Software Technologies, Ltd.*	57,200	1,391,104

TOTAL ISRAEL		1,391,104

Japan (8.5%)
Chemicals (1.4%)
Kuraray Company, Ltd.§	194,000	1,728,748

Diversified Financials (0.6%)
RHJ International*	29,909	721,438

Electronic Equipment & Instruments (1.5%)
Nidec Corp.	15,900	935,707
Nidec Corp.*§	15,900	955,171

		1,890,878

Hotels, Restaurants & Leisure (2.2%)
Round One Corp.§	844	2,801,170

Media (1.5%)
USEN Corp.§	71,000	1,853,155

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail (1.3%)
USS Company, Ltd.§	23,250	$1,658,467

TOTAL JAPAN		10,653,856

Norway (2.1%)
Electronic Equipment & Instruments (1.1%)
Tandberg ASA§	103,730	1,396,479

Machinery (1.0%)
Tomra Systems ASA§	172,000	1,231,162

TOTAL NORWAY		2,627,641

South Korea (2.8%)
Machinery (2.5%)
Samsung Heavy Industries Company, Ltd.	211,700	3,100,938

Software (0.3%)
Gravity Company, Ltd. ADR*§	39,400	329,778

TOTAL SOUTH KOREA		3,430,716

Spain (2.5%)
Banks (0.8%)
Banco Pastor SA§	21,500	985,002

Construction & Engineering (1.0%)
Abengoa SA	73,100	1,290,021

Food Products (0.7%)
Ebro Puleva SA§	47,300	851,833

TOTAL SPAIN		3,126,856

Sweden (3.3%)
Commercial Services & Supplies (0.5%)
Observer AB§	164,000	646,484

Food & Drug Retailing (0.6%)
Axfood AB§	32,250	800,727

Healthcare Equipment & Supplies (0.9%)
Getinge AB Class B	77,200	1,069,817

Machinery (1.3%)
Alfa Laval AB§	90,000	1,641,110

TOTAL SWEDEN		4,158,138

Switzerland (1.4%)
Biotechnology (0.7%)
Actelion, Ltd.*§	7,740	837,487

Machinery (0.7%)
Georg Fischer AG	2,580	894,042

TOTAL SWITZERLAND		1,731,529

	Number of
	Shares	Value

COMMON STOCKS
Taiwan (0.8%)
Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. ADR§	76,191	$987,435

TOTAL TAIWAN		987,435

United Kingdom (5.8%)
Commercial Services & Supplies (1.4%)
Michael Page International PLC	229,073	997,932
Serco Group PLC	180,000	817,631

		1,815,563

Diversified Telecommunication Services (0.3%)
COLT Telecom Group PLC*§	324,160	343,946

Electronic Equipment & Instruments (0.8%)
Laird Group PLC	144,419	943,729

Industrial Conglomerates (0.4%)
Synergy Healthcare PLC	63,715	482,957

Insurance (0.9%)
Admiral Group PLC	150,000	1,129,796

Software (1.5%)
isoft Group PLC	110,000	840,490
Sage Group PLC	250,000	1,020,544

		1,861,034

Specialty Retail (0.5%)
Halfords Group PLC	125,000	641,999

TOTAL UNITED KINGDOM		7,219,024

United States (42.1%)
Banks (2.5%)
NewAlliance Bancshares, Inc.§	129,300	1,892,952
Susquehanna Bancshares, Inc.§	50,700	1,218,828

		3,111,780

Commercial Services & Supplies (2.5%)
Greenfield Online, Inc.*	120,100	653,344
Resources Connection, Inc.*§	38,700	1,146,681
Watson Wyatt & Company Holdings	47,200	1,272,040

		3,072,065

Communications Equipment (1.4%)
Kanbay International, Inc.*§	91,600	1,722,080

Computers & Peripherals (1.7%)
Avid Technology, Inc.*	50,300	2,082,420

Distribution & Wholesale (1.3%)
Beacon Roofing Supply, Inc.*	49,200	1,607,364

Diversified Financials (1.8%)
Affiliated Managers Group, Inc.*§	30,400	2,201,568

Electronic Equipment & Instruments (1.3%)
Broadcom Corp. Class A*	35,800	1,679,378

	Number of
	Shares	Value

COMMON STOCKS
Energy Equipment & Services (1.3%)
Unit Corp.*	28,700	$1,586,536

Healthcare Equipment & Supplies (0.1%)
Dexcom, Inc.*§	15,100	175,462

Healthcare Providers & Services (5.9%)
AMERIGROUP Corp.*	47,000	898,640
Centene Corp.*§	73,900	1,849,717
Pediatrix Medical Group, Inc.*	16,700	1,282,894
Psychiatric Solutions, Inc.*§	24,176	1,311,064
United Surgical Partners International, Inc.*§	53,250	2,082,608

		7,424,923

Household Durables (1.0%)
Knoll, Inc.	68,300	1,253,305

Insurance (1.1%)
Allmerica Financial Corp.*	33,300	1,369,962

Internet Software & Services (3.9%)
Corillian Corp.*§	21,700	69,440
Digitas, Inc.*	118,300	1,343,888
Openwave Systems, Inc.*	154,400	2,776,112
ValueClick, Inc.*§	37,600	642,584

		4,832,024

Leisure Equipment & Products (1.4%)
RC2 Corp.*§	51,300	1,731,888

Machinery (1.6%)
NACCO Industries, Inc. Class A§	17,500	2,002,875

Oil & Gas (2.7%)
Comstock Resources, Inc.*	47,100	1,545,351
W&T Offshore, Inc.§	55,600	1,803,108

		3,348,459

Pharmaceuticals (0.6%)
Renovis, Inc.*§	60,300	815,859

Real Estate (0.8%)
HouseValues, Inc.*	71,200	1,018,160

Semiconductor Equipment & Products (3.7%)
FormFactor, Inc.*§	76,300	1,741,166
Tessera Technologies, Inc.*	52,200	1,561,302
Trident Microsystems, Inc.*	41,100	1,307,391

		4,609,859

Software (4.0%)
Macromedia, Inc.*	50,300	2,045,701
Salesforce.com, Inc.*	54,900	1,269,288
THQ, Inc.*§	79,650	1,698,138

		5,013,127

	Number of
	Shares	Value

COMMON STOCKS
Specialty Retail (1.5%)
Hot Topic, Inc.*§	118,400	$1,818,624

TOTAL UNITED STATES		52,477,718

TOTAL COMMON STOCKS (Cost $88,762,742)		110,426,488

PREFERRED STOCK (1.3%)
United States (1.3%)
Consumer Services (1.3%)
PRN Corp.*†† (Cost $711,000)	79,000	1,627,400

WARRANT (0.2%)
United States (0.2%)
Consumer Services (0.2%)
PRN Corp. strike price $0.01, expires August 2011*†† (Cost $0)	18,283	237,679

LIMITED PARTNERSHIPS (2.0%)
United States (2.0%)
Venture Capital (2.0%)
Austin Ventures VIII L.P.*††	356,668	269,754
CVC European Equity III L.P.*††	900,035	757,138
Madison Dearborn Capital Partners IV L.P.*††	624,466	601,795
Oak Investment Partners X L.P.*††	1,179,470	869,772

TOTAL LIMITED PARTNERSHIPS (Cost $2,305,985)		2,498,459

SHORT-TERM INVESTMENTS (30.1%)
State Street Navigator Prime Fund§§	29,368,193	29,368,193
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.850%, 10/03/05	$ 8,151	8,151,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,519,193)		37,519,193

TOTAL INVESTMENTS AT VALUE (122.2%) (Cost $129,298,920)		152,309,219

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.2%)		(27,703,409)

NET ASSETS (100.0%)		$124,605,810

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to a value of $771,665 or 0.6% of net assets.
††	Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The Portfolio initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“CSAM”) determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their “fair values” using procedures approved by the Board of Trustees. CSAM shall review daily the Portfolio’s fair valued securities.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

							Percentage
	Security	Number	Acquisition		Fair	Value	of Net	Distributions	Open
Security	Type	of Shares	Date	Cost	Value	Per Share Asset Value		Received	Commitments
Austin Ventures
VIII L.P.	Ltd. Partnership	356,668	7/13/01	$ 313,847	$ 269,754	$ 0.76	0.22%	$ 39,584	$ 196,665
CVC European
Equity III L.P.	Ltd. Partnership	900,035	9/04/01	555,577	757,138	0.84	0.61%	624,207	99,965
Madison Dearborn
Capital Partners IV L.P.	Ltd. Partnership	624,466	4/02/01	472,020	601,795	0.96	0.48%	181,170	375,534
Oak Investment
Partners X L.P.	Ltd. Partnership	1,179,470	1/18/01	964,541	869,772	0.74	0.70%	192,858	320,530
PRN Corp.	Preferred Stock	79,000	8/13/01	711,000	1,627,400	20.60	1.30%	—	—
PRN Corp.	Warrant	18,283	8/14/01	—	237,679	13.00	0.19%	—	—

				$3,016,985	$4,363,538		3.50%	$ 1,037,819	$ 992,694

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $129,298,920, $26,132,960, $(3,122,661) and $23,010,299, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Trust

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005